EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-20	15-Apr-20	15-May-20
To	30-Apr-20	15-May-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$221,583,333.33
Required Overcollateralization Increase—MPR < 35%	$44,250,000.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,099,166,666.67
Required Participation Amount	$1,099,166,666.67

Excess Receivables	$384,048,433.70
Excess Funding Account	17,192,641.63

Total Collateral	1,500,407,742.00
Collateral as Percent of Notes	120.03%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,260,734,859.77
Total Principal Collections	($894,902,304.10)
Investment in New Receivables	$513,573,801.16
Receivables Added for Additional Accounts	$0.00
Repurchases	($10,435,192.77)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($550,516,464.28)
Less Servicing Adjustment	($4,937,521.76)

Ending Balance	$4,313,517,178.02

SAP for Next Period	34.39%

Average Receivable Balance	$4,551,102,679.93
Monthly Payment Rate	19.66%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,093,801.44
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,093,801.44

Series Allocation Percentage at Month-End	34.39%
Floating Allocation Percentage at Month-End	71.45%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	208,333,333.33
Payout	—
Additions	208,333,333.33

Ending Balance	416,666,666.67

Distributions to Investors
Days	30
LIBOR	0.814000%
Applicable Margin	0.320000%
	1.134000%

	Actual	Per $1000
Interest	1,181,250.00	0.95
Principal	—	—

		0.95
Total Due Investors	1,181,250.00
Servicing Fee	1,171,696.48

Excess Cash Flow	(855,812.74)

Reserve Account
Required Balance	$23,735,625.00
Amt. to Cover Shortfall	(855,812.74)
Deposit to Reserve	855,812.74
Current Balance	$23,735,625.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.66%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	37.54%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.